Revenues - Summary of Credits, Contract Assets and Contract Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of revenue [abstract]
Current credits for contracts included in Trade Receivables	$ 1,490	$ 1,334	$ 1,176
Current contract assets	1	13	10
Current contract liabilities	77	130	81
Noncurrent Credits for contracts included in Trade Receivables	$ 51	$ 116	$ 183